Business Segment Data (Annual and Quarter) (Detail) - Company`s Segment Assets and Other Disclosure (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Assets			$ 27,459	$ 33,442
Depreciation and amortization			4,615	5,303
Capital expenditures			472	1,425
Geographic revenues:
Revenues	5,623	4,917	23,849	24,307
Identifiable Assets [Member] | Digital Display Sales [Member]
Assets			7,460	8,875
Identifiable Assets [Member] | Digital Display Lease and Maintenance [Member]
Assets			17,386	22,394
Identifiable Assets [Member] | Real Estate Rentals [Member]
Assets			802	849
Identifiable Assets [Member] | Segment, Discontinued Operations [Member]
Assets			702	926
Identifiable Assets [Member]
Assets			26,350	33,044
United States [Member]
Geographic revenues:
Revenues			21,630	21,578
Canada [Member]
Geographic revenues:
Revenues			1,619	1,769
Eleswhere [Member]
Geographic revenues:
Revenues			600	960
Digital Display Sales [Member]
Depreciation and amortization			179	187
Capital expenditures			37	85
Geographic revenues:
Revenues	3,837	2,848	15,990	15,515
Digital Display Lease and Maintenance [Member]
Depreciation and amortization			4,302	4,945
Capital expenditures			430	1,329
Geographic revenues:
Revenues	1,768	2,046	7,767	8,561
Real Estate Rentals [Member]
Depreciation and amortization			68	43
Geographic revenues:
Revenues	18	23	92	231
General Corporate [Member]
Assets			1,109	398
Depreciation and amortization			66	128
Capital expenditures			$ 5	$ 11